Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue Recognition [Abstract]
REVENUE RECOGNITION
5.	REVENUE RECOGNITION

Nature of Revenues

Substantially all of the Company’s revenue from contracts with customers consist of the sale of plant-based foods including, but not limited to, acai and smoothie bowls, zucchini spirals, riced cauliflower, vegetable bowls and cauliflower crust pizza in the United States and is recognized at a point in time in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods. Each unit of food product sold to the customer is the performance obligation. Revenue from the sale of frozen food products is recognized upon the transfer of control to the customer, which is upon shipment to the customer.

The Company disaggregates revenue based on the type of products sold to its customers – private label, Tattooed Chef and other. The other revenue stream constitutes sale of similar food products directly to customers through third-party vendors and the Company acts as a principal in these transactions. All sales are recorded within revenue on the accompanying consolidated statements of income and comprehensive income (loss). The Company does not have material contract assets and contract liabilities as of December 31, 2020 and 2019.

Revenue streams for the years ended December 31, 2020 and 2019 were:

	December 31, 2020		December 31, 2019
Revenue Streams (in thousands)	Revenue	% Total	Revenue	% Total

Private Label	$62,906	42%	$63,820	75%
Tattooed Chef	84,592	57%	18,280	22%
Other revenues	994	1%	2,819	3%
Total	$148,492		$84,919

Significant Judgments

Generally, the Company’s contracts with customers comprise a written quote and customer purchase order or statement of work and are governed by the Company’s trade terms and conditions. In certain instances, it may be further supplemented by separate pricing agreements. All products are sold on a standalone basis; therefore, when more than one product is included in a purchase order, the Company has observable evidence of stand-alone selling price. Contracts do not contain a significant financing component as payment terms on invoiced amounts are typically between 7 to 45 days, based on the Company’s credit assessment of individual customers, as well as industry expectations. Product returns are not significant. The contracts with customers do not include any additional performance obligations related to warranties and material rights.

From time to time, the Company may offer incentives to its customers considered to be variable consideration including discounts and demonstration costs. Customer incentives considered to be variable consideration are recorded as a reduction to revenue as part of the transaction price based on the agreement at the time of the transaction. Customer incentives are allocated entirely to the single performance obligation of transferring product to the customer.

Major Customers — Customers accounting for 10% or more of consolidated revenue were:

Customer	December 31, 2020	December 31, 2019

Customer C	39%	29%
Customer A	32%	10%
Customer B	17%	35%
Customer E	*	11%
Customer D	*	10%

*	Customer accounted for less than 10% of revenue in the period.